13. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Tables Abstract
Intangible assets
	Concession right	Transmission lines for Achiras and La Castellana wind farms		Electrical substation for La Genoveva II wind farm		Turbogas and turbosteam supply agreements for thermal station Brigadier López	Other	Total
Cost	ARS 000	ARS 000		ARS 000		ARS 000	ARS 000	ARS 000

01-01-2018	12,160,063	-		-		-	1,095,324	13,255,387
Transfers	-	917,304	(1)	-		-	-	917,304
12-31-2018	12,160,063	917,304		-		-	1,095,324	14,172,691
Additions	-	-		-		6,094,377	-	6,094,377
Transfers	-	9,171	(1)	24,770	(1)	-	-	33,941
12-31-2019	12,160,063	926,475		24,770		6,094,377	1,095,324	20,301,009

Amortization and impairment

01-01-2018	9,118,079	-		-		-	1,078,192	10,196,271
Amortization for the year	506,998	30,914		-		-	-	537,912
12-31-2018	9,625,077	30,914		-		-	1,078,192	10,734,183
Amortization for the year	506,997	46,264		407		850,376	17,132	1,421,176
Impairment	-	-		-		1,076,863	-	1,076,863
12-31-2019	10,132,074	77,178		407		1,927,239	1,095,324	13,232,222

Net book value

12-31-2018	2,534,986	886,390		-		-	17,132	3,438,508
12-31-2019	2,027,989	849,297		24,363		4,167,138	-	7,068,787

(1) Transferred from property, plant and equipment. See Note 2.2.7.